7. PREPAID EXPENSES AND DEPOSITS: Schedule of Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Prepaid expenses and deposits

A summary of the Company’s prepaid expenses and deposits is as follows:

	December 31, 2025	December 31, 2024
	$	$
Prepaid expenses	489,740	351,572
Deposits with suppliers	47,472	3,124
	537,212	354,696

Current portion	416,890	202,326
Non-current portion	120,322	152,370